Trade and other payables (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Trade and other payables	$ 18.4
Increase in trade and other payables	$ 1.8
Contract liabilities not recognized at end of period		$ 0.3	$ 1.0	$ 1.1
Revenue that was included in contract liability balance at beginning of period		0.9	$ 0.9
Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
IfrsStatementLineItems [Line Items]
Operating expense		$ 0.4